Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000013020
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fixed Income SHares: Series C
C000133198
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fixed Income SHares: Series LD
C000013019
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fixed Income SHares: Series M
C000013021
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fixed Income SHares: Series R
C000114641
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fixed Income SHares: Series TE
Without Sales Load [Member] | C000013020
Average Annual Return [Line Items]
Average Annual Return, Percent	5.26%	0.90%	2.25%
Without Sales Load [Member] | C000133198
Average Annual Return [Line Items]
Average Annual Return, Percent	6.81%	2.69%	3.02%
Without Sales Load [Member] | C000013019
Average Annual Return [Line Items]
Average Annual Return, Percent	6.06%	1.70%	3.75%
Without Sales Load [Member] | C000013021
Average Annual Return [Line Items]
Average Annual Return, Percent	2.35%	1.74%	2.39%
Without Sales Load [Member] | C000114641
Average Annual Return [Line Items]
Average Annual Return, Percent	5.53%	2.88%	3.76%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.05%	0.99%	2.25%
PIMCO INDEX: Bloomberg U.S. Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Average Annual Return, Percent	2.03%	0.23%	2.29%
PIMCO INDEX: Bloomberg U.S. Intermediate Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Credit Index
Average Annual Return, Percent	4.01%	1.39%	2.44%
PIMCO INDEX: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent	4.08%	1.40%	1.40%
PIMCO INDEX: 50% ICE BofA 1-3 Year US Treasury Index/50% Bloomberg U.S. Intermediate Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% ICE BofA 1-3 Year U.S. Treasury Index/50% Bloomberg U.S. Intermediate Credit Index
Average Annual Return, Percent	4.05%	1.43%	1.93%
PIMCO INDEX: Bloomberg U.S. Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Average Annual Return, Percent	2.03%	0.23%	2.29%
PIMCO INDEX: Bloomberg U.S. MBS Fixed-Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. MBS Fixed-Rate Index
Average Annual Return, Percent	1.20%	(0.74%)	0.91%
PIMCO INDEX: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Average Annual Return, Percent	1.84%	1.87%	2.24%
PIMCO INDEX: ICE BofA U.S. Treasury Inflation-Linked 7-10 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Inflation-Linked 7-10 Year Index
Average Annual Return, Percent	0.86%	1.35%	2.14%
PIMCO INDEX: Bloomberg High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent	6.32%	2.66%	4.28%
PIMCO INDEX: 50% Bloomberg 10 Year Municipal Bond Index, 50% Bloomberg High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% Bloomberg 10 Year Municipal Bond Index / 50% Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent	2.95%	1.86%	3.32%
PIMCO INDEX: Bloomberg 1-Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-Year Municipal Bond Index
Average Annual Return, Percent	2.71%	1.39%	1.30%